UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03391
                                                     ---------

                           Centennial Government Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Government Trust

STATEMENT OF INVESTMENTS March 31, 2008 /  Unaudited
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
                                                                PRINCIPAL
                                                                   AMOUNT             VALUE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--99.6%
-----------------------------------------------------------------------------------------------

Federal Home Loan Bank:
1.50%, 4/1/08                                               $   5,176,000   $     5,176,000
1.64%, 5/19/08                                                 18,472,000        18,431,608
1.73%, 5/23/08                                                 20,000,000        19,950,022
2.095%, 5/28/08                                                63,442,000        63,231,558
2.10%, 6/20/08                                                 30,000,000        29,860,000
2.13%, 4/18/08-4/23/08                                        350,000,000       349,588,792
2.16%, 6/11/08                                                 25,000,000        24,893,500
2.205%, 10/2/08 1                                             250,000,000       250,000,000
2.24%, 11/26/08 1                                             100,000,000        99,967,350
2.30%, 5/14/08                                                150,000,000       149,587,917
2.37%, 4/21/08                                                 37,300,000        37,243,636
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
2.08%, 6/23/08                                                150,000,000       149,280,667
2.48%, 5/19/08                                                 20,000,000        19,933,867
2.71%, 4/21/08                                                  8,661,000         8,647,960
-----------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 2.64%, 4/21/08                60,000,000        59,911,997
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Overseas Private Investment Corp., 3.953%, 7/17/08 1,2          2,810,117         2,822,317
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Total Investments, at Value (Cost $1,288,527,191)                    99.6%    1,288,527,191
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Other Assets Net of Liabilities                                       0.4         5,718,393

                                                            -----------------------------------
Net Assets                                                          100.0%  $ 1,294,245,584
                                                            ===================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $2,822,317, which represents 0.22% of the Trust's net assets. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                        1 | CENTENNIAL GOVERNMENT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Government Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008